Fount Subscription Economy ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.6%

Canada — 8.7%
BCE	2,143	$116,752
Brookfield Asset Management, Cl A	2,100	106,191
Shopify, Cl A*	100	37,512
TC Energy	2,119	122,649
Thomson Reuters	1,081	106,993
		490,097
China — 2.9%
JD.com, Cl A	1	29
Tencent Holdings	3,600	166,290
		166,319
France — 1.7%
Dassault Systemes	2,321	97,429

Japan — 7.6%
KDDI	3,700	129,023
M3	1,500	43,573
Recruit Holdings	2,400	88,318
SoftBank	8,200	94,337
SoftBank Group	1,800	75,263
		430,514
Switzerland — 1.3%
Partners Group Holding	69	74,107

United Kingdom — 3.9%
RELX PLC	4,073	116,832
Vodafone Group PLC	63,616	104,693
		221,525
United States — 73.5%
Communication Services— 22.5%
Activision Blizzard	1,214	94,546
Alphabet, Cl A*	136	309,433
AT&T	5,463	116,307
Charter Communications, Cl A*	188	95,303
Comcast, Cl A	2,691	119,158
Electronic Arts	728	100,937
Netflix*	321	63,378
Snap, Cl A*	1,761	24,848
Spotify Technology*	394	44,431
Description	Shares	Fair Value

United States (continued)
T-Mobile US*	1,047	$139,555
Verizon Communications	3,016	154,691
Warner Bros Discovery*	11	203
		1,262,790
Financials— 14.5%
BlackRock, Cl A	155	103,707
Blackstone	1,168	137,579
Marsh & McLennan	816	130,519
Moody's	314	94,693
MSCI, Cl A	198	87,585
S&P Global	570	199,204
T Rowe Price Group	535	67,993
		821,280
Health Care— 3.1%
Cigna	445	119,389
Veeva Systems, Cl A*	339	57,718
		177,107
Information Technology— 33.4%
Adobe*	316	131,608
Autodesk*	385	79,984
Automatic Data Processing	601	133,987
Crowdstrike Holdings, Cl A*	429	68,636
DocuSign, Cl A*	391	32,809
Intuit	277	114,805
Microsoft	2,609	709,309
Oracle	2,049	147,364
Salesforce Inc*	684	109,604
ServiceNow*	232	108,453
Synopsys*	381	121,615
Twilio, Cl A*	285	29,973
Workday, Cl A*	444	69,397
Zoom Video Communications,
Cl A*	315	33,847
		1,891,391
		4,152,568

Total Common Stock
(Cost $7,569,137)		5,632,559

Fount Subscription Economy ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency, CI Institutional, 0.675%(A)	12,041	$12,041

Total Short-Term Investment (Cost $12,041)		12,041

Total Investments - 99.8%
(Cost $7,581,178)		$5,644,600

Percentages are based on net assets of $5,653,443.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of May 31, 2022.

Cl — Class

PLC — Public Limited Company

As of May 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

Fount Metaverse ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.0%

Australia — 1.9%
Aristocrat Leisure	7,128	$172,777

China — 9.1%
Baidu, Cl A*	9,300	174,844
Bilibili, Cl Z*	1,840	42,168
Hello Group ADR*	13,863	84,287
NetEase	11,400	247,310
Weibo ADR*	4,086	89,892
XD*	24,200	70,790
Xiaomi, Cl B*	69,400	107,388
		816,679
France — 1.8%
Ubisoft Entertainment*	3,091	161,423

Japan — 21.3%
Capcom	7,400	210,533
DeNA	10,000	145,050
Koei Tecmo Holdings	4,400	155,964
Konami Holdings	3,600	246,259
Mixi	8,000	131,711
Nexon	10,100	251,234
Oriental Land	1,700	253,722
Sega Sammy Holdings	16,300	303,586
Square Enix Holdings	4,300	214,256
		1,912,315
Russia — 0.0%
VK GDR(A)(B) *	11,294	113
Yandex, Cl A(A)(B) *	3,751	38
		151
Singapore — 0.8%
Sea ADR*	895	73,981

South Korea — 8.6%
Kakao Games*	4,173	210,809
NAVER	684	159,224
NCSoft	306	112,536
Netmarble	1,837	123,981
Pearl Abyss*	3,193	163,625
		770,175
Description	Shares	Fair Value

Sweden — 6.3%
Embracer Group, Cl B*	16,205	$146,784
Evolution	1,475	153,988
Paradox Interactive	10,074	188,277
Stillfront Group*	28,923	73,611
		562,660
United Arab Emirates — 0.5%
Yalla Group ADR*	10,612	39,264

United States — 48.7%
Communication Services— 29.2%
Activision Blizzard	2,736	213,080
Alphabet, Cl A*	228	518,755
Bumble, Cl A*	3,704	105,564
Electronic Arts	1,660	230,159
Meta Platforms, Cl A*	2,254	436,465
Pinterest, Cl A*	3,044	59,815
Playtika Holding*	9,110	134,919
ROBLOX, Cl A*	2,692	80,598
Snap, Cl A*	3,955	55,805
Take-Two Interactive Software*	2,102	261,762
Twitter*	3,604	142,718
Walt Disney*	1,836	202,768
Warner Music Group, Cl A	5,889	174,844
		2,617,252
Consumer Discretionary— 0.6%
DraftKings, Cl A*	4,200	56,910

Industrials— 1.8%
Maxar Technologies	5,315	158,706

Information Technology— 17.1%
Apple	9,794	1,457,739
Unity Software*	2,016	80,579
		1,538,318
		4,371,186

Total Common Stock
(Cost $12,021,752)		8,880,611

Fount Metaverse ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 0.9%
Invesco Government & Agency, CI Institutional, 0.675%(C)	77,276	$77,276

Total Short-Term Investment
(Cost $77,276)		77,276

Total Investments - 99.9%
(Cost $12,099,028)		$8,957,887

Percentages are based on net assets of $8,970,995.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Securities considered illiquid. The total value of such securities as of May 31, 2022 was $151 and represented 0.0% of the Net Assets of the Fund.
(C)	The rate reported is the 7-day effective yield as of May 31, 2022.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$8,880,460	$—	$151	$8,880,611
Short-Term Investment	77,276	—	—	77,276
Total Investments in Securities	$8,957,736	$—	$151	$8,957,887

(1)  A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

FIC-QH-001-0200